Property, plant and equipment, net - Schedule of Property, Plant and Equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cost
Beginning Balance	€ 11,060.7	€ 9,079.8
Additions	1,596.2	2,059.3
Disposals	(74.4)	(56.7)
Net non-cash movements to/from Inventories	328.0	(40.0)
Effect of changes in exchange rates	(90.2)	18.3
Ending Balance	12,820.3	11,060.7	€ 9,079.8
Accumulated depreciation and impairment
Beginning balance	4,213.9	3,586.6
Depreciation	916.0	787.3	605.6
Impairment charges	11.5	17.1
Disposals	(54.2)	(46.0)
Net non-cash movements to/from Inventories	(109.1)	(136.4)
Effect of changes in exchange rates	(51.6)	5.3
Ending balance	4,926.5	4,213.9	3,586.6
Carrying amount
Carrying amount	7,893.8	6,846.8
Land and buildings
Cost
Beginning Balance	5,448.4	4,323.4
Additions	1,029.4	1,120.1
Disposals	(3.9)	(3.2)
Net non-cash movements to/from Inventories	0.0	0.0
Effect of changes in exchange rates	(52.8)	8.1
Ending Balance	6,421.1	5,448.4	4,323.4
Accumulated depreciation and impairment
Beginning balance	1,419.8	1,243.1
Depreciation	212.0	169.4
Impairment charges	5.6	3.3
Disposals	(3.2)	0.0
Net non-cash movements to/from Inventories	0.0	0.0
Effect of changes in exchange rates	(14.7)	4.0
Ending balance	1,619.5	1,419.8	1,243.1
Carrying amount
Carrying amount	4,801.6	4,028.6
Machinery and equipment
Cost
Beginning Balance	4,359.2	3,690.0
Additions	474.2	756.5
Disposals	(59.3)	(45.6)
Net non-cash movements to/from Inventories	328.0	(40.0)
Effect of changes in exchange rates	(28.9)	(1.7)
Ending Balance	5,073.2	4,359.2	3,690.0
Accumulated depreciation and impairment
Beginning balance	1,949.6	1,605.6
Depreciation	580.7	506.8
Impairment charges	5.9	11.7
Disposals	(40.2)	(38.5)
Net non-cash movements to/from Inventories	(109.1)	(136.4)
Effect of changes in exchange rates	(29.1)	0.4
Ending balance	2,357.8	1,949.6	1,605.6
Carrying amount
Carrying amount	2,715.4	2,409.6
Leasehold improvements
Cost
Beginning Balance	594.5	478.5
Additions	43.3	116.9
Disposals	(5.0)	(0.3)
Net non-cash movements to/from Inventories	0.0	0.0
Effect of changes in exchange rates	(3.8)	(0.6)
Ending Balance	629.0	594.5	478.5
Accumulated depreciation and impairment
Beginning balance	400.5	361.5
Depreciation	51.3	38.4
Impairment charges	0.0	0.2
Disposals	(4.6)	0.0
Net non-cash movements to/from Inventories	0.0	0.0
Effect of changes in exchange rates	(3.9)	0.4
Ending balance	443.3	400.5	361.5
Carrying amount
Carrying amount	185.7	194.0
Furniture, fixtures and other
Cost
Beginning Balance	658.6	587.9
Additions	49.3	65.8
Disposals	(6.2)	(7.6)
Net non-cash movements to/from Inventories	0.0	0.0
Effect of changes in exchange rates	(4.7)	12.5
Ending Balance	697.0	658.6	587.9
Accumulated depreciation and impairment
Beginning balance	444.0	376.4
Depreciation	72.0	72.7
Impairment charges	0.0	1.9
Disposals	(6.2)	(7.5)
Net non-cash movements to/from Inventories	0.0	0.0
Effect of changes in exchange rates	(3.9)	0.5
Ending balance	505.9	444.0	€ 376.4
Carrying amount
Carrying amount	€ 191.1	€ 214.6